SHARE BASED COMPENSATION - Expense Allocation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE BASED COMPENSATION
Share-based compensation	¥ 365,752	¥ 862,642	¥ 1,000,869
Costs of revenues
SHARE BASED COMPENSATION
Share-based compensation		1,734	17,676
Share based compensation expense reversal	(8,389)
Selling expenses
SHARE BASED COMPENSATION
Share-based compensation		28,439	7,101
Share based compensation expense reversal	(3,010)
General and administration expenses
SHARE BASED COMPENSATION
Share-based compensation	377,977	825,688	974,564
Research and development expenses
SHARE BASED COMPENSATION
Share-based compensation		¥ 6,781	¥ 1,528
Share based compensation expense reversal	¥ (826)